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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	07/31/13

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

APG-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.05%

Australia–8.14%

BHP Billiton Ltd.	257,618	$8,054,673

Brambles Ltd.	1,626,177	13,274,353

Coca-Cola Amatil Ltd.	487,760	5,634,676

Computershare Ltd.	1,414,713	12,438,468

CSL Ltd.	188,086	11,171,731

WorleyParsons Ltd.	475,379	9,414,867

		59,988,768

China–23.97%

Baidu, Inc. -ADR(a)	160,393	21,221,598

Belle International Holdings Ltd.	7,624,000	11,009,954

China Mobile Ltd.	1,367,000	14,521,390

CNOOC Ltd.	9,220,500	16,644,360

Franshion Properties China Ltd.	25,236,000	8,069,689

Golden Eagle Retail Group Ltd.	4,026,000	5,917,840

Industrial & Commercial Bank of China Ltd. -Class H	40,586,000	26,591,133

Lee & Man Paper Manufacturing Ltd.	24,726,000	16,100,147

Minth Group Ltd.	11,054,000	19,669,039

NetEase, Inc. -ADR	205,022	13,061,952

Stella International Holdings Ltd.	7,140,000	17,510,290

Want Want China Holdings Ltd.	4,678,000	6,333,359

		176,650,751

Hong Kong–8.55%

Cheung Kong (Holdings) Ltd.	1,076,000	15,122,492

First Pacific Co. Ltd.	7,158,000	8,094,236

Galaxy Entertainment Group Ltd. (a)	1,583,000	8,337,917

Hongkong Land Holdings Ltd.	856,000	5,781,299

Hutchison Whampoa Ltd.	2,271,000	25,636,450

		62,972,394

Indonesia–11.89%

PT Bank Central Asia Tbk	10,073,500	10,193,432

PT Bank Mandiri Persero Tbk	18,088,000	15,694,959

PT Indocement Tunggal Prakarsa Tbk	2,266,500	4,597,539

PT Perusahaan Gas Negara Persero Tbk	36,053,000	20,800,594

PT Summarecon Agung Tbk	115,505,000	11,261,090

PT Telekomunikasi Indonesia Persero Tbk	21,598,000	25,057,639

		87,605,253

Malaysia–6.41%

Kossan Rubber Industries Berhad	15,372,200	27,337,329

Parkson Holdings Berhad	1,112,416	1,234,494

Public Bank Berhad	3,503,400	18,640,161

		47,211,984

Philippines–9.97%

Ayala Corp.	508,710	7,065,742

Energy Development Corp. (b)	2,918,750	405,736

	Shares	Value

Philippines–(continued)

Energy Development Corp.	58,032,300	$8,067,091

First Gen Corp.	31,919,789	13,517,241

GMA Holdings, Inc. -PDR(a)(b)	1,468,000	283,802

GMA Holdings, Inc. –PDR(a)	46,635,500	9,015,839

Manila Water Co.	6,073,800	4,550,108

Philippine Long Distance Telephone Co.	282,965	19,667,533

SM Investments Corp.	497,181	10,870,476

		73,443,568

Singapore–3.53%

Keppel Corp. Ltd.	1,884,200	15,344,614

United Overseas Bank Ltd.	634,000	10,690,121

		26,034,735

South Korea–6.57%

Hyundai Department Store Co., Ltd.	98,091	14,103,070

Hyundai Mobis	54,467	13,286,053

NHN Corp.	50,092	13,289,132

Samsung Electronics Co., Ltd.	6,760	7,703,155

		48,381,410

Taiwan–2.36%

Taiwan Semiconductor Manufacturing Co. Ltd.	5,139,464	17,385,766

Thailand–7.15%

Kasikornbank PCL	3,722,100	22,237,467

Major Cineplex Group PCL	11,608,600	7,798,247

Siam Commercial Bank PCL	2,975,600	15,068,134

Thai Stanley Electric PCL	960,700	7,611,936

		52,715,784

United States–1.51%

Avago Technologies Ltd.	304,282	11,161,064

Total Common Stocks & Other Equity Interests (Cost $462,941,417)		663,551,477

Money Market Funds–9.23%

Liquid Assets Portfolio –Institutional Class (c)	33,999,306	33,999,306

Premier Portfolio –Institutional Class (c)	33,999,305	33,999,305

Total Money Market Funds (Cost $67,998,611)		67,998,611

TOTAL INVESTMENTS–99.28% (Cost $530,940,028)		731,550,088

OTHER ASSETS LESS LIABILITIES–0.72%		5,332,184

NET ASSETS–100.00%		$736,882,272

Investment Abbreviations:

ADR	—American Depositary Receipt
PDR	—Phillipine Deposit Receipt

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2013 was $689,538, which represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Asia Pacific Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Asia Pacific Growth Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –  Prices are determined using quoted prices in an active market for identical assets.

Level 2 –  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $94,836,049 and from Level 2 to Level 1 of $94,065,745, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$51,934,095	$8,054,673	$--	$59,988,768

China	135,538,227	41,112,524	--	176,650,751

Hong Kong	57,191,095	5,781,299	--	62,972,394

Indonesia	52,013,688	35,591,565	--	87,605,253

Malaysia	19,874,655	27,337,329	--	47,211,984

Philippines	73,443,568	--	--	73,443,568

Singapore	15,344,614	10,690,121	--	26,034,735

South Korea	48,381,410	--	--	48,381,410

Taiwan	--	17,385,766	--	17,385,766

Thailand	22,237,467	30,478,317	--	52,715,784

United States	79,159,675	--	--	79,159,675

Total Investments	$555,118,494	$176,431,594	$--	$731,550,088

Invesco Asia Pacific Growth Fund

NOTE 3 -- Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 07/31/13	Dividend Income
Kossan Rubber Industries Berhad*	$15,647,413	$782,311	$ (1,778,883)	$11,982,168	$704,320	$27,337,329	$ 624,694
*	As of July 31, 2013, the security is no longer considered an affiliate of the Fund.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $151,543,982 and $72,864,235, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$210,279,709
Aggregate unrealized (depreciation) of investment securities	(10,617,852)
Net unrealized appreciation of investment securities	$199,661,857
Cost of investments for tax purposes is $531,888,231.

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

EGR-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.24%

Belgium–2.22%

Anheuser-Busch InBev N.V.	171,565	$16,474,118

S.A. D’Ieteren N.V.	193,095	8,754,162

		25,228,280

Denmark–1.01%

Novo Nordisk AS -Class B	67,672	11,448,134

France–5.71%

Metropole Television S.A.	398,824	7,856,056

Publicis Groupe S.A.	216,492	17,426,817

S.A. des Ciments Vicat (Vicat)	175,394	11,819,771

Schneider Electric S.A.	142,965	11,359,133

Sodexo	52,636	4,808,411

Total S.A.	216,976	11,534,112

		64,804,300

Germany–11.50%

Allianz S.E.	89,612	13,962,656

Brenntag AG	40,878	6,722,045

Deutsche Boerse AG	250,600	17,731,451

Deutsche Post AG	419,581	11,762,381

Fresenius Medical Care AG & Co. KGaA	19,036	1,203,380

GEA Group AG	325,837	13,445,813

MorphoSys AG (a)	306,655	21,008,150

MTU Aero Engines AG	119,547	10,880,911

SAP AG	297,462	21,906,414

Volkswagen AG -Preference Shares	49,867	11,845,006

		130,468,207

Ireland–2.65%

DCC PLC	494,412	20,044,770

Shire PLC	274,554	10,022,547

		30,067,317

Israel–0.72%

Israel Chemicals Ltd.	1,021,432	8,145,552

Italy–1.75%

Ansaldo STS S.p.A.	410,463	3,855,615

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	350,947	6,104,131

Saipem S.p.A	466,375	9,930,853

		19,890,599

Netherlands–1.49%

Aalberts Industries N.V.	208,593	5,245,977

Unilever N.V.	289,429	11,626,394

		16,872,371

	Shares	Value

Norway–3.33%

Prosafe S.E.	2,304,988	$23,100,748

TGS Nopec Geophysical Co. ASA	454,854	14,619,645

		37,720,393

Russia–0.41%

Gazprom OAO -ADR	595,285	4,627,082

Spain–0.65%

Construcciones y Auxiliar de Ferrocarriles S.A.	17,177	7,398,723

Sweden–5.72%

Intrum Justitia AB	810,101	20,566,637

Investment AB Kinnevik -Class B	447,986	13,486,702

Investor AB -Class B	385,306	11,562,511

Swedbank AB -Class A	386,207	9,281,857

Telefonaktiebolaget LM Ericsson -Class B	839,069	9,949,172

		64,846,879

Switzerland–14.24%

ABB Ltd.	618,758	13,625,722

Aryzta AG	492,580	30,418,221

Dufry AG (a)	132,312	17,286,061

Julius Baer Group Ltd.	275,637	12,487,604

Kuoni Reisen Holding AG	29,723	10,739,757

Nestle S.A.	204,581	13,842,623

Novartis AG	148,122	10,638,609

Roche Holding AG	72,024	17,708,714

Syngenta AG	38,431	15,226,765

Tecan Group AG	102,845	9,912,828

UBS AG	489,864	9,608,470

		161,495,374

Turkey–2.48%

Haci Omer Sabanci Holding A.S.	3,826,299	18,999,657

Tupras-Turkiye Petrol Rafinerileri A.S.	427,216	9,115,369

		28,115,026

United Arab Emirates–1.39%

Dragon Oil PLC	1,674,646	15,795,362

United Kingdom–30.97%

Amlin PLC	2,426,884	14,881,578

Balfour Beatty PLC	2,383,493	8,928,245

BG Group PLC	710,158	12,853,852

British American Tobacco PLC	413,305	22,105,332

British Sky Broadcasting Group PLC	1,339,626	16,874,417

Bunzl PLC	614,939	13,209,642

Catlin Group Ltd.	1,569,163	12,079,068

Centrica PLC	1,627,987	9,699,105

Chemring Group PLC	1,826,370	8,533,463

Compass Group PLC	1,764,340	24,171,489

Homeserve PLC	2,134,883	8,595,812

See accompanying notes which are an integral part of this schedule.

                                     Invesco European Growth Fund

	Shares	Value

United Kingdom–(continued)

IG Group Holdings PLC	2,126,224	$18,626,420

Imperial Tobacco Group PLC	412,627	13,869,937

Informa PLC	2,591,598	20,659,478

Kingfisher PLC	1,736,011	10,528,876

Lancashire Holdings Ltd.	989,069	12,142,692

Micro Focus International PLC	1,169,441	14,134,948

Next PLC	125,413	9,506,837

Reed Elsevier PLC	1,741,689	22,495,371

Royal Dutch Shell PLC -Class B	511,808	18,102,797

Smiths Group PLC	491,182	10,327,588

UBM PLC	603,966	6,555,251

Ultra Electronics Holdings PLC	504,333	13,962,858

William Hill PLC	1,316,338	9,721,328

WPP PLC	1,036,896	18,676,770

		351,243,154

Total Common Stocks & Other Equity Interests (Cost $692,886,046)		978,166,753

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

	Shares	Value

Money Market Funds–13.34%

Liquid Assets Portfolio –Institutional Class (b)	75,622,424	$75,622,424

Premier Portfolio –Institutional Class (b)	75,622,425	75,622,425

Total Money Market Funds (Cost $151,244,849)		151,244,849

TOTAL INVESTMENTS–99.58% (Cost $844,130,895)		1,129,411,602

OTHER ASSETS LESS LIABILITIES–0.42%		4,800,224

NET ASSETS–100.00%		$1,134,211,826

See accompanying notes which are an integral part of this schedule.

                                             Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                             Invesco European Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                             Invesco European Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $339,917,296 and from Level 2 to Level 1 of $80,033,405, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Belgium	$—	$25,228,280	$—	$25,228,280

Denmark	11,448,134	—	—	11,448,134

France	24,484,238	40,320,062	—	64,804,300

Germany	63,947,795	66,520,412	—	130,468,207

Ireland	20,044,770	10,022,547	—	30,067,317

Israel	—	8,145,552	—	8,145,552

Italy	3,855,615	16,034,984	—	19,890,599

Netherlands	—	16,872,371	—	16,872,371

Norway	14,619,645	23,100,748	—	37,720,393

Russia	—	4,627,082	—	4,627,082

Spain	—	7,398,723	—	7,398,723

Sweden	—	64,846,879	—	64,846,879

Switzerland	17,286,061	144,209,313	—	161,495,374

Turkey	—	28,115,026	—	28,115,026

United Arab Emirates	15,795,362	—	—	15,795,362

United Kingdom	82,268,318	268,974,836	—	351,243,154

United States	151,244,849	—	—	151,244,849

Total Investments	$404,994,787	$724,416,815	$—	$1,129,411,602

                                             Invesco European Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $ 191,657,151and $99,491,061, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$304,319,625

Aggregate unrealized (depreciation) of investment securities	(19,883,583)

Net unrealized appreciation of investment securities	$284,436,042

Cost of investments for tax purposes is $844,975,560.

                                             Invesco European Growth Fund

Invesco Global Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

invesco.com/us	GLG-QTR-1	07/13	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.62%

Australia–2.14%

BHP Billiton Ltd.	62,528	$1,954,998
Brambles Ltd.	336,779	2,749,100
WorleyParsons Ltd.	114,588	2,269,412
		6,973,510

Belgium–1.42%

Anheuser-Busch InBev N.V.	48,242	4,632,322

Brazil–2.80%

Banco Bradesco S.A. -ADR	316,242	3,864,477
BM&FBovespa S.A.	595,200	3,214,758
Cielo S.A.	82,832	2,042,294
		9,121,529

Canada–3.62%

CGI Group Inc. -Class A (a)	153,877	5,319,020
Potash Corp. of Saskatchewan Inc.	63,339	1,837,879
Suncor Energy, Inc.	146,919	4,643,613
		11,800,512

China–7.11%

Baidu, Inc. -ADR(a)	48,084	6,361,994
Belle International Holdings Ltd.	1,713,000	2,473,774
China Mobile Ltd.	210,000	2,230,791
CNOOC Ltd.	2,464,000	4,447,883
Industrial & Commercial Bank of China Ltd. -Class H	5,272,000	3,454,109
NetEase, Inc. -ADR	65,965	4,202,630
		23,171,181

Denmark–0.69%

Novo Nordisk AS -Class B	13,320	2,253,357

France–3.35%

Publicis Groupe S.A.	35,298	2,841,360
Schneider Electric S.A.	49,512	3,933,924
Sodexo	17,087	1,560,934
Total S.A.	48,546	2,580,631
		10,916,849

Germany–6.51%

Adidas AG	51,797	5,770,256
Deutsche Boerse AG	54,247	3,838,300
Deutsche Post AG	76,848	2,154,329
Fresenius Medical Care AG & Co. KGaA	5,652	357,297
SAP AG	77,740	5,725,116
Volkswagen AG -Preference Shares	14,200	3,372,954
		21,218,252

	Shares	Value

Hong Kong–1.78%

Galaxy Entertainment Group Ltd. (a)	678,000	$3,571,136
Hutchison Whampoa Ltd.	198,000	2,235,146
		5,806,282

Israel–2.88%

Check Point Software Technologies Ltd. (a)	60,661	3,415,821
Teva Pharmaceutical Industries Ltd.-ADR	150,084	5,958,335
		9,374,156

Japan–3.44%

Fanuc Corp.	25,000	3,786,689
Keyence Corp.	7,000	2,283,322
Komatsu Ltd.	101,600	2,263,962
Toyota Motor Corp.	47,400	2,890,775
		11,224,748

Mexico–1.03%

Grupo Televisa S.A.B. -ADR	124,019	3,360,915

Netherlands–1.11%

Unilever N.V.	89,886	3,610,730

Singapore–0.63%

United Overseas Bank Ltd.	122,000	2,057,089

South Korea–3.19%

Hyundai Mobis	17,539	4,278,262
NHN Corp.	7,817	2,073,807
Samsung Electronics Co., Ltd.	3,545	4,039,598
		10,391,667

Spain–1.81%

Amadeus IT Holding S.A. -Class A	171,049	5,888,497

Sweden–2.91%

Investment AB Kinnevik -Class B	115,909	3,489,462
Swedbank AB -Class A	106,721	2,564,865
Telefonaktiebolaget LM Ericsson -Class B	289,765	3,435,858
		9,490,185

Switzerland–7.66%

ABB Ltd.	178,389	3,928,319
Julius Baer Group Ltd.	86,733	3,929,398
Nestle S.A.	33,594	2,273,080
Novartis AG	47,613	3,419,722
Roche Holding AG	20,059	4,931,955
Syngenta AG	10,218	4,048,479
UBS AG	124,376	2,439,581
		24,970,534

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

	Shares	Value

Taiwan–0.74%

Taiwan Semiconductor Manufacturing Co. Ltd.	716,428	$2,423,531

United Kingdom–13.69%

BG Group PLC	167,254	3,027,296
British American Tobacco PLC	71,550	3,826,802
British Sky Broadcasting Group PLC	204,437	2,574,861
Centrica PLC	374,831	2,233,141
Compass Group PLC	316,846	4,340,796
Imperial Tobacco Group PLC	103,421	3,476,367
Kingfisher PLC	537,853	3,262,069
Next PLC	39,220	2,973,042
Reed Elsevier PLC	516,617	6,672,541
Royal Dutch Shell PLC -Class B	127,164	4,497,827
Smith & Nephew PLC	184,820	2,201,992
WPP PLC	307,831	5,544,711
		44,631,445

United States–29.11%

Accenture PLC -Class A	28,815	2,126,835
Amphenol Corp. -Class A	27,362	2,149,559
Aon PLC	28,532	1,925,910
Apple Inc.	12,724	5,757,610
Avago Technologies Ltd.	103,409	3,793,042
Cameron International Corp. (a)	45,360	2,689,848
Cardinal Health, Inc.	51,393	2,574,275
Celgene Corp. (a)	25,040	3,677,374
Chubb Corp. (The)	21,992	1,902,308
Cisco Systems, Inc.	230,593	5,891,651
Comcast Corp. -Class A	87,777	3,956,987
DIRECTV (a)	68,417	4,328,744
Dollar General Corp. (a)	49,345	2,697,691
EMC Corp.	170,048	4,446,755
Express Scripts Holding Co. (a)	40,603	2,661,527
First Republic Bank	73,834	3,188,891
Garmin Ltd.	77,530	3,107,402
Gilead Sciences, Inc. (a)	78,542	4,826,406
Google Inc. -Class A (a)	6,656	5,907,866
Ingersoll-Rand PLC	54,997	3,357,567
Joy Global Inc.	38,318	1,896,741
JPMorgan Chase & Co.	40,932	2,281,140
Macy’s, Inc.	76,894	3,717,056
Microsoft Corp.	166,362	5,295,303
Mosaic Co. (The)	26,168	1,075,243
Occidental Petroleum Corp.	34,164	3,042,304
QUALCOMM, Inc.	58,484	3,775,142
Scripps Networks Interactive Inc. -Class A 39,902		2,823,865
		94,875,042
Total Common Stocks & Other Equity Interests (Cost $239,642,650)		318,192,333

	Shares	Value

Money Market Funds–2.38%

Liquid Assets Portfolio –Institutional Class (b)	3,880,112	$3,880,112
Premier Portfolio –Institutional Class (b)	3,880,111	3,880,111
Total Money Market Funds (Cost $7,760,223)		7,760,223
TOTAL INVESTMENTS–100.00% (Cost $247,402,873)		325,952,556
OTHER ASSETS LESS LIABILITIES–0.00%		(5,592)
NET ASSETS–100.00%		$325,946,964

Investment Abbreviations:

ADR             —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Global Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $47,952,927 and from Level 2 to Level 1 of $15,638,983, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$5,018,512	$1,954,998	$—	$6,973,510
Belgium	—	4,632,322	—	4,632,322
Brazil	9,121,529	—	—	9,121,529
Canada	11,800,512	—	—	11,800,512
China	17,486,281	5,684,900	—	23,171,181
Denmark	2,253,357	—	—	2,253,357
France	1,560,934	9,355,915	—	10,916,849
Germany	5,992,629	15,225,623	—	21,218,252
Hong Kong	5,806,282	—	—	5,806,282
Israel	9,374,156	—	—	9,374,156
Japan	2,890,775	8,333,973	—	11,224,748
Mexico	3,360,915	—	—	3,360,915
Netherlands	—	3,610,730	—	3,610,730
Singapore	—	2,057,089	—	2,057,089
South Korea	10,391,667	—	—	10,391,667
Spain	—	5,888,497	—	5,888,497
Sweden	—	9,490,185	—	9,490,185
Switzerland	—	24,970,534	—	24,970,534
Taiwan	—	2,423,531	—	2,423,531
United Kingdom	14,792,113	29,839,332	—	44,631,445
United States	102,635,265	—	—	102,635,265
Total Investments	$202,484,927	$123,467,629	$—	$325,952,556

Invesco Global Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $55,072,257 and $83,592,042, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$84,368,819
Aggregate unrealized (depreciation) of investment securities	(5,860,462)
Net unrealized appreciation of investment securities	$78,508,357
Cost of investments for tax purposes is $247,444,199.

Invesco Global Growth Fund

Invesco Global Opportunities Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	GLOPP-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.44%

Australia–2.66%

Rio Tinto Ltd.	5,443	$281,411

Cambodia–1.37%

NagaCorp Ltd.	186,000	145,335

China–2.99%

Baidu, Inc. -ADR(a)	1,016	134,427

NetEase, Inc. -ADR	2,851	181,637

		316,064

France–2.09%

Safran S.A.	3,749	220,913

Germany–5.81%

Beiersdorf AG	2,664	246,411

SAP AG	4,991	367,559

		613,970

Hong Kong–3.64%

Hutchison Whampoa Ltd.	22,000	248,350

YGM Trading Ltd.	57,000	136,701

		385,051

Japan–2.74%

Sumitomo Mitsui Financial Group, Inc.	3,000	137,040

Toyota Motor Corp.	2,500	152,467

		289,507

Netherlands–2.16%

Nutreco N.V.	4,830	228,256

South Korea–2.06%

Samsung Electronics Co., Ltd.	191	217,648

Spain–4.84%

Indra Sistemas, S.A.	12,289	166,775

Mediaset Espana Comunicacion S.A. (a)	12,359	128,458

Obrascon Huarte Lain, S.A.	5,689	216,896

		512,129

Switzerland–9.33%

Novartis AG	6,171	443,222

Roche Holding AG	1,564	384,544

UBS AG	8,116	159,192

		986,958

United Kingdom–26.13%

BAE Systems PLC	32,088	218,309

BG Group PLC	12,350	223,535

BT Group PLC	32,125	166,099

HSBC Holdings PLC	30,400	341,606

	Shares	Value

United Kingdom–(continued)

International Consolidated Airlines Group S.A. (a)	36,631	$162,070

Kingfisher PLC	34,693	210,412

Rentokil Initial PLC	156,379	233,742

Resolution Ltd.	55,706	273,742

Thomas Cook Group PLC (a)	321,481	748,653

WPP PLC	10,227	184,211

		2,762,379

United States–28.62%

Abbott Laboratories	6,913	253,223

Apache Corp.	1,787	143,407

Citigroup Inc.	9,794	510,659

Emerson Electric Co.	2,369	145,386

Google Inc. -Class A (a)	226	200,598

JPMorgan Chase & Co.	4,381	244,153

McGraw Hill Financial, Inc.	6,428	397,636

Microsoft Corp.	9,527	303,244

Philip Morris International Inc.	1,581	140,994

United Technologies Corp.	2,406	254,001

WESCO International, Inc. (a)	3,366	255,075

World Acceptance Corp. (a)	2,134	177,720

		3,026,096

Total Common Stocks & Other Equity Interests (Cost $8,636,454)		9,985,717

Money Market Funds–1.96%

Liquid Assets Portfolio –Institutional Class (b)	103,821	103,821

Premier Portfolio –Institutional Class (b)	103,822	103,822

Total Money Market Funds (Cost $207,643)		207,643

TOTAL INVESTMENTS–96.40% (Cost $8,844,097)		10,193,360

OTHER ASSETS LESS LIABILITIES–3.60%		379,978

NET ASSETS–100.00%		$10,573,338

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Global Opportunities Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco Global Opportunities Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –  Prices are determined using quoted prices in an active market for identical assets.

Level 2 –  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $529,629 and from Level 2 to Level 1 of $1,159,155, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$281,411	$--	$--	$281,411

Cambodia	145,335	--	--	145,335

China	316,064	--	--	316,064

France	--	220,913	--	220,913

Germany	246,411	367,559	--	613,970

Hong Kong	385,051	--	--	385,051

Japan	152,467	137,040	--	289,507

Netherlands	--	228,256	--	228,256

South Korea	217,648	--	--	217,648

Spain	512,129	--	--	512,129

Switzerland	--	986,958	--	986,958

United Kingdom	525,817	2,236,562	--	2,762,379

United States	3,233,739	--	--	3,233,739

Total Investments	$6,016,072	$4,177,288	$--	$10,193,360

Invesco Global Opportunities Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $9,967,634 and $4,647,119, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,402,191

Aggregate unrealized (depreciation) of investment securities	(82,441)

Net unrealized appreciation of investment securities	$1,319,750

Cost of investments is the same for tax and financial reporting purposes.

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

GSMG-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.77%

Australia–1.15%

Computershare Ltd.	779,807	$6,856,235

Belgium–0.66%

S.A. D’Ieteren N.V.	86,244	3,909,961

Brazil–4.84%

CETIP S.A. - Mercados Organizados	767,200	7,745,996

Cielo S.A.	473,226	11,667,790

Duratex S.A.	1,632,994	9,306,849

		28,720,635

Canada–9.01%

Fairfax Financial Holdings Ltd.	20,671	8,212,043

MacDonald, Dettwiler and Associates Ltd.	62,200	4,651,979

Onex Corp.	302,723	14,413,977

Open Text Corp.	102,645	7,255,112

Paramount Resources Ltd. -Class A (a)	296,410	10,069,859

Precision Drilling Corp.	870,962	8,879,233

		53,482,203

China–2.70%

Lee & Man Paper Manufacturing Ltd.	12,159,000	7,917,241

NetEase, Inc. -ADR	126,902	8,084,926

		16,002,167

Germany–4.35%

Brenntag AG	29,717	4,886,712

Deutsche Boerse AG	151,855	10,744,651

MorphoSys AG (a)	148,595	10,179,864

		25,811,227

Hong Kong–0.56%

Hongkong Land Holdings Ltd.	497,000	3,356,665

Indonesia–1.13%

PT Perusahaan Gas Negara (Persero) Tbk	11,638,000	6,714,484

Ireland–3.50%

DCC PLC	366,961	14,877,570

Shire PLC	161,020	5,878,007

		20,755,577

Israel–0.74%

Israel Chemicals Ltd.	548,622	4,375,063

Italy–0.89%

Saipem S.p.A	247,534	5,270,917

Japan–3.00%

EXEDY Corp.	339,300	9,138,964

	Shares	Value

Japan–(continued)

THK Co., Ltd.	417,300	$8,693,872

		17,832,836

Netherlands–0.46%

NXP Semiconductors N.V. (a)	82,827	2,704,302

Philippines–2.47%

Ayala Corp.	549,699	7,635,060

Energy Development Corp.(b)	6,577,500	914,341

Energy Development Corp.	44,094,600	6,129,605

		14,679,006

South Africa–2.40%

AngloGold Ashanti Ltd. -ADR	87,789	1,156,181

Naspers Ltd. -Class N	156,733	13,067,986

		14,224,167

South Korea–1.26%

NHN Corp.	28,147	7,467,244

Sweden–1.50%

Investment AB Kinnevik -Class B	294,904	8,878,140

Switzerland–3.06%

Aryzta AG	217,713	13,444,399

Tecan Group AG	49,036	4,726,389

		18,170,788

Tanzania–0.24%

African Barrick Gold PLC	845,685	1,452,504

Thailand–1.96%

Siam Commercial Bank PCL	2,302,100	11,657,599

Turkey–2.79%

Haci Omer Sabanci Holding A.S.	1,770,697	8,792,474

Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	7,758,762

		16,551,236

United Arab Emirates–1.35%

Dragon Oil PLC	847,085	7,989,757

United Kingdom–16.84%

Bunzl PLC	355,093	7,627,832

Chemring Group PLC	1,015,727	4,745,845

Compass Group PLC	543,704	7,448,754

Homeserve PLC	1,650,642	6,646,082

IG Group Holdings PLC	1,623,859	14,225,538

Informa PLC	1,662,227	13,250,798

Lancashire Holdings Ltd.	637,330	7,824,431

Micro Focus International PLC	1,005,286	12,150,819

Smiths Group PLC	396,534	8,337,520

UBM PLC	424,848	4,611,162

Ultra Electronics Holdings PLC	266,074	7,366,469

William Hill PLC	769,250	5,681,012

		99,916,262

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United States–27.91%

Affiliated Managers Group, Inc. (a)	29,897	$5,391,924

Alliance Data Systems Corp. (a)	12,619	2,495,786

AMETEK, Inc.	97,106	4,494,066

Amphenol Corp. -Class A	51,953	4,081,428

Aspen Technology, Inc. (a)	107,829	3,508,756

Avago Technologies Ltd.	73,891	2,710,322

B/E Aerospace, Inc. (a)	66,986	4,669,594

Best Buy Co., Inc.	115,392	3,472,145

BioMarin Pharmaceutical Inc. (a)	50,272	3,250,085

Cadence Design Systems, Inc. (a)	215,241	3,138,214

Cameron International Corp. (a)	41,095	2,436,933

Catamaran Corp. (a)	54,895	2,898,456

Church & Dwight Co., Inc.	34,987	2,228,672

Cinemark Holdings, Inc.	161,260	4,695,891

Citrix Systems, Inc. (a)	14,299	1,029,814

CME Group Inc. -Class A	33,984	2,514,136

Cummins Inc.	20,951	2,539,052

DaVita HealthCare Partners Inc. (a)	24,872	2,895,350

Dick’s Sporting Goods, Inc.	67,218	3,455,677

Discover Financial Services	65,493	3,242,558

EQT Corp.	33,267	2,877,595

F5 Networks, Inc. (a)	11,562	1,014,681

Fastenal Co.	80,039	3,922,711

Gulfport Energy Corp. (a)	39,742	2,114,274

Kansas City Southern	21,205	2,284,839

Lennox International Inc.	41,565	2,985,198

Martin Marietta Materials, Inc.	16,500	1,643,400

MasTec Inc. (a)	95,281	3,144,273

Mead Johnson Nutrition Co.	56,586	4,121,724

Medivation Inc. (a)	51,303	2,968,905

Michael Kors Holdings Ltd. (a)	54,682	3,682,286

O’Reilly Automotive, Inc. (a)	26,564	3,327,407

Omnicare, Inc.	74,055	3,909,363

Onyx Pharmaceuticals, Inc. (a)	32,943	4,325,416

Pentair Ltd.	34,735	2,121,614

Pioneer Natural Resources Co.	34,168	5,287,840

PPG Industries, Inc.	40,584	6,511,297

Ralph Lauren Corp.	24,378	4,438,259

Salesforce.com, Inc. (a)	47,032	2,057,650

Tesla Motors, Inc. (a)	16,750	2,249,190

Tractor Supply Co.	16,982	2,057,030

Triumph Group, Inc.	55,028	4,317,497

Under Armour, Inc. -Class A (a)	83,972	5,637,040

Universal Health Services, Inc. -Class B	76,643	5,361,178

Urban Outfitters, Inc. (a)	81,955	3,488,005

Verisk Analytics, Inc. -Class A (a)	47,943	3,085,611

Waste Connections, Inc.	74,751	3,233,728

Whole Foods Market, Inc.	91,658	5,094,352

Wynn Resorts Ltd.	24,303	3,235,458

		165,646,680

Total Common Stocks & Other Equity Interests (Cost $391,386,809)		562,425,655

	Shares	Value

Money Market Funds–5.70%

Liquid Assets Portfolio –Institutional Class (c)	16,913,800	$16,913,800

Premier Portfolio –Institutional Class (c)	16,913,800	16,913,800

Total Money Market Funds (Cost $33,827,600)		33,827,600

TOTAL INVESTMENTS–100.47% (Cost $425,214,409)		596,253,255

OTHER ASSETS LESS LIABILITIES–(0.47)%		(2,775,808)

NET ASSETS–100.00%		$593,477,447

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2013 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Small & Mid Cap Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Global Small & Mid Cap Growth Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –  Prices are determined using quoted prices in an active market for identical assets.

Level 2 –  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $120,544,382 and from Level 2 to Level 1 of $15,552,301, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$6,856,235	$--	$--	$6,856,235

Belgium	--	3,909,961	--	3,909,961

Brazil	28,720,635	--	--	28,720,635

Canada	53,482,203	--	--	53,482,203

China	16,002,167	--	--	16,002,167

Germany	20,924,515	4,886,712	--	25,811,227

Hong Kong	--	3,356,665	--	3,356,665

Indonesia	--	6,714,484	--	6,714,484

Ireland	14,877,570	5,878,007	--	20,755,577

Israel	--	4,375,063	--	4,375,063

Italy	--	5,270,917	--	5,270,917

Japan	--	17,832,836	--	17,832,836

Netherlands	2,704,302	--	--	2,704,302

Philippines	14,679,006	--	--	14,679,006

South Africa	1,156,181	13,067,986	--	14,224,167

South Korea	7,467,244	--	--	7,467,244

Sweden	--	8,878,140	--	8,878,140

Switzerland	--	18,170,788	--	18,170,788

Tanzania	1,452,504	--	--	1,452,504

Thailand	--	11,657,599	--	11,657,599

Turkey	--	16,551,236	--	16,551,236

United Arab Emirates	7,989,757	--	--	7,989,757

United Kingdom	7,824,431	92,091,831	--	99,916,262

United States	199,474,280	--	--	199,474,280

Total Investments	$383,611,030	$212,642,225	$--	$596,253,255

Invesco Global Small & Mid Cap Growth Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $95,344,818 and $140,633,143, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$188,784,311
Aggregate unrealized (depreciation) of investment securities	(18,589,625)
Net unrealized appreciation of investment securities	$170,194,686
Cost of investments for tax purposes is $426,058,569.

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	I-ICE-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.39%

Australia–8.21%

Australia & New Zealand Banking Group Ltd.	78,560	$2,099,522

BHP Billiton Ltd.	78,309	2,448,406

Macquarie Group Ltd.	57,930	2,285,750

Suncorp Group Ltd.	226,197	2,595,670

Telstra Corp. Ltd.	258,343	1,155,278

		10,584,626

Brazil–0.90%

Banco do Brasil S.A.	14,400	144,821

Companhia de Saneamento de Minas Gerais - Copasa MG	4,800	77,145

Companhia Paranaense de Energia - Copel -Class B -Preference Shares	11,700	145,365

Grendene S.A.	8,800	82,174

Itau Unibanco Holding S.A. -Preference Shares	14,420	184,217

Petroleo Brasileiro S.A. -ADR	13,813	188,409

Telefonica Brasil S.A. -Preference Shares	7,500	159,996

Vale S.A. -ADR(a)	12,616	173,092

		1,155,219

Canada–3.61%

Rogers Communications, Inc. -Class B	47,253	1,888,280

Suncor Energy, Inc.	49,577	1,566,961

Toronto-Dominion Bank (The)	14,215	1,198,102

		4,653,343

China–1.05%

China Agri-Industries Holdings Ltd.	251,000	116,509

China Communications Construction Co. Ltd. -Class H	149,000	113,629

China Construction Bank Corp. -Class H	326,000	243,378

China Mobile Ltd.	43,500	462,093

China Shenhua Energy Co. Ltd. -Class H	30,000	86,647

CNOOC Ltd.	132,800	239,724

KWG Property Holding Ltd.	170,500	97,829

		1,359,809

Denmark–1.12%

TDC A/S	164,839	1,440,696

France–13.76%

BNP Paribas S.A.	41,960	2,730,702

Bouygues S.A.	72,038	2,100,638

Cie Generale des Etablissements Michelin	22,783	2,283,929

Sanofi	35,873	3,843,460

Total S.A. -ADR	70,419	3,735,728

Vallourec S.A.	51,156	3,033,943

		17,728,400

	Shares	Value

Germany–4.99%

Deutsche Lufthansa AG (b)	69,104	$1,381,373

Muenchener Rueckversicherungs- Gesellschaft AG	6,056	1,200,397

Porsche Automobil Holding SE - Preference Shares	37,490	3,190,708

Salzgitter AG (a)	17,505	652,481

		6,424,959

Hong Kong–5.05%

Cheung Kong (Holdings) Ltd.	104,000	1,461,654

First Pacific Co. Ltd.	116,000	131,172

Haier Electronics Group Co. Ltd.	60,000	108,154

Henderson Land Development Co. Ltd.	281,600	1,757,368

Standard Chartered PLC	131,623	3,043,993

		6,502,341

India–0.41%

Bank of Baroda	4,017	37,367

Canara Bank Ltd.	11,293	51,304

Grasim Industries Ltd.	3,866	169,063

Oil and Natural Gas Corp. Ltd.	14,530	69,962

Tata Motors Ltd.	42,495	204,473

		532,169

Indonesia–0.27%

PT Bank Rakyat Indonesia (Persero) Tbk	167,500	134,725

PT Telekomunikasi Indonesia Persero Tbk	108,000	125,300

PT United Tractors Tbk	51,000	83,376

		343,401

Italy–1.55%

Eni S.p.A. -ADR (a)	45,150	1,993,372

Japan–22.76%

Asahi Group Holdings, Ltd.	129,900	3,316,172

DeNA Co., Ltd. (a)	116,600	2,216,698

East Japan Railway Co.	18,100	1,458,872

JSR Corp.	89,500	1,615,890

Komatsu Ltd.	77,000	1,715,798

Mitsubishi Corp.	91,800	1,674,267

Mitsubishi UFJ Financial Group, Inc.	550,000	3,435,927

Nippon Telegraph & Telephone Corp.	28,200	1,421,667

Nissan Motor Co., Ltd.	260,300	2,721,818

Nitto Denko Corp.	26,700	1,504,681

NTT DoCoMo, Inc.	791	1,206,404

Seven & I Holdings Co., Ltd.	54,200	2,048,626

Shin-Etsu Chemical Co., Ltd.	21,700	1,353,240

Toyo Suisan Kaisha, Ltd.	56,000	1,753,397

Yamada Denki Co., Ltd. (a)	46,500	1,885,841

		29,329,298

Mexico–0.16%

America Movil S.A.B. de C.V. -Series L	199,500	209,464

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

	Shares	Value

Netherlands–0.93%

Koninklijke Boskalis Westminster N.V.	31,880	$1,195,699

Norway–2.97%

Statoil ASA	43,774	947,518

Yara International ASA	64,035	2,876,878

		3,824,396

Poland–0.07%

KGHM Polska Miedz S.A.	2,723	94,019

Russia–0.62%

Gazprom OAO -ADR	15,950	123,978

Magnitogorsk Iron & Steel Works -REGS -GDR(c)	27,066	83,981

Rosneft Oil Co. -REGS -GDR(c)	24,789	174,896

Sberbank of Russia -ADR	19,690	228,089

Sistema JSFC -REGS -GDR(c)	8,580	189,123

		800,067

South Africa–0.45%

Sasol Ltd.	3,053	139,979

Standard Bank Group Ltd.	10,585	118,142

Steinhoff International Holdings Ltd. (b)	73,261	193,985

Tiger Brands Ltd.	4,043	125,741

		577,847

South Korea–1.35%

Dongbu Insurance Co., Ltd.	5,066	214,451

Hyundai Department Store Co., Ltd.	944	135,724

Hyundai Mipo Dockyard Co., Ltd.	791	93,657

Hyundai Mobis	1,060	258,564

KT&G Corp.	2,453	165,312

POSCO	539	155,230

Samsung Electronics Co., Ltd.	341	388,576

Shinhan Financial Group Co., Ltd.	5,657	206,482

SK Telecom Co., Ltd.	615	120,530

		1,738,526

Spain–2.36%

Iberdrola S.A.	252,309	1,393,143

Telefonica S.A.	116,026	1,654,102

		3,047,245

Switzerland–7.85%

Actelion Ltd.	21,816	1,449,842

Credit Suisse Group AG	63,692	1,871,391

Swisscom AG	8,063	3,598,862

Zurich Insurance Group AG	11,870	3,189,234

		10,109,329

Taiwan–0.42%

Hon Hai Precision Industry Co., Ltd.	75,000	194,591

TPK Holding Co. Ltd.	9,000	105,799

Unimicron Technology Corp.	137,000	125,870

Wistron Corp.	115,450	110,114

		536,374

	Shares	Value

Thailand–0.30%

Bangkok Bank PCL -NVDR	32,900	$215,479

PTT PCL	16,400	173,431

		388,910

Turkey–0.15%

Asya Katilim Bankasi AS	133,671	134,118

Tofas Turk Otomobil Fabrikasi A.S.	8,414	55,654

		189,772

United Arab Emirates–0.16%

Dragon Oil PLC (a)	22,179	209,194

United Kingdom–15.94%

AMEC PLC	112,607	1,840,919

AstraZeneca PLC	32,541	1,650,979

Barclays PLC	625,781	2,740,810

GlaxoSmithKline PLC	105,868	2,703,605

Imperial Tobacco Group PLC	93,474	3,142,011

National Grid PLC	188,431	2,258,958

Rio Tinto PLC	37,826	1,707,254

Royal Dutch Shell PLC -ADR	31,365	2,143,798

Tesco PLC	420,959	2,347,467

		20,535,801

United States–0.98%

Avago Technologies Ltd.	34,351	1,259,995

Total Common Stocks & Other Equity Interests (Cost $124,140,162)		126,764,271

Money Market Funds–1.42%

Liquid Assets Portfolio –Institutional Class (d)	916,965	916,965

Premier Portfolio –Institutional Class (d)	916,964	916,964

Total Money Market Funds (Cost $1,833,929)		1,833,929

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.81% (Cost $125,974,091)		128,598,200

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.99%

Liquid Assets Portfolio - Institutional Class (Cost $2,561,204)(d)(e)	2,561,204	2,561,204

TOTAL INVESTMENTS–101.80% (Cost $128,535,295)		131,159,404

OTHER ASSETS LESS LIABILITIES–(1.80)%		(2,320,314)

NET ASSETS–100.00%		$128,839,090

Investment Abbreviations:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REGS	—Regulation S

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2013.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2013 was $448,000, which represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco International Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco International Core Equity Fund

E.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco International Core Equity Fund

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $24,906,601 and from Level 2 to Level 1 of $13,883,749, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$2,285,750	$8,298,876	$--	$10,584,626

Brazil	1,155,219	--	--	1,155,219

Canada	4,653,343	--	--	4,653,343

China	784,087	575,722	--	1,359,809

Denmark	--	1,440,696	--	1,440,696

France	3,735,728	13,992,672	--	17,728,400

Germany	652,481	5,772,478	--	6,424,959

Hong Kong	3,458,348	3,043,993	--	6,502,341

India	311,802	220,367	--	532,169

Indonesia	260,025	83,376	--	343,401

Italy	1,993,372	--	--	1,993,372

Japan	14,101,273	15,228,025	--	29,329,298

Mexico	209,464	--	--	209,464

Netherlands	--	1,195,699	--	1,195,699

Norway	2,876,878	947,518	--	3,824,396

Poland	--	94,019	--	94,019

Russia	--	800,067	--	800,067

South Africa	--	577,847	--	577,847

South Korea	1,617,996	120,530	--	1,738,526

Spain	3,047,245	--	--	3,047,245

Switzerland	3,321,233	6,788,096	--	10,109,329

Taiwan	536,374	--	--	536,374

Thailand	215,479	173,431	--	388,910

Turkey	--	189,772	--	189,772

United Arab Emirates	209,194	--	--	209,194

United Kingdom	6,535,587	14,000,214	--	20,535,801

United States	5,655,128	--	--	5,655,128

Total Investments	$57,616,006	$73,543,398	$--	$131,159,404

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $30,942,768 and $210,374,555, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,882,111

Aggregate unrealized (depreciation) of investment securities	(14,117,432)

Net unrealized appreciation (depreciation) of investment securities	$(235,321)

Cost of investments for tax purposes is $131,394,725.

Invesco International Core Equity Fund

Invesco International Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

invesco.com/us	IGR-QTR-1	07/13	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.41%

Australia–3.39%

BHP Billiton Ltd.	1,256,289	$39,279,077
Brambles Ltd.	9,799,605	79,993,392
CSL Ltd.	826,706	49,103,799
WorleyParsons Ltd.	2,700,429	53,481,915
		221,858,183

Belgium–1.57%

Anheuser-Busch InBev N.V.	1,069,097	102,657,478

Brazil–2.37%

Banco Bradesco S.A. -ADR	7,378,010	90,159,282
BM&FBovespa S.A.	12,085,500	65,275,476
		155,434,758

Canada–7.88%

Agrium Inc.	536,431	45,515,674
Canadian National Railway Co.	544,809	54,459,680
Cenovus Energy Inc.	1,920,193	56,876,603
CGI Group Inc. -Class A (a)	3,437,348	118,817,774
Fairfax Financial Holdings Ltd.	161,773	64,268,144
Potash Corp. of Saskatchewan Inc.	1,657,450	48,093,486
Suncor Energy, Inc.	4,050,585	128,025,306
		516,056,667

China–6.56%

Baidu, Inc. -ADR(a)	1,169,630	154,753,745
Belle International Holdings Ltd.	43,597,000	62,959,204
China Mobile Ltd.	4,582,966	48,684,007
CNOOC Ltd.	54,862,093	99,034,156
Industrial & Commercial Bank of China Ltd. -Class H	97,596,461	63,943,244
		429,374,356

Denmark–0.88%

Novo Nordisk AS -Class B	339,117	57,368,735

France–4.97%

Eutelsat Communications S.A.	1,068,619	29,832,405
Publicis Groupe S.A.	1,490,355	119,968,147
Schneider Electric S.A.	951,848	75,628,074
Sodexo	342,806	31,316,058
Total S.A.	1,285,678	68,344,677
		325,089,361

Germany–8.35%

Adidas AG	1,062,377	118,350,234
Allianz S.E.	438,965	68,396,167
Deutsche Boerse AG	1,031,172	72,961,596
Deutsche Post AG	2,550,544	71,501,019
Fresenius Medical Care AG & Co. KGaA	113,252	7,159,337
SAP AG	1,805,932	132,996,800

	Shares	Value

Germany–(continued)

Volkswagen AG -Preference Shares	317,256	$75,358,438
		546,723,591

Hong Kong–2.36%

Galaxy Entertainment Group Ltd. (a)	15,972,090	84,127,582
Hutchison Whampoa Ltd.	6,229,590	70,323,457
		154,451,039

Ireland–1.10%

Shire PLC	1,971,302	71,962,042

Israel–1.65%

Teva Pharmaceutical Industries Ltd. -ADR	2,725,036	108,183,929

Japan–5.44%

Denso Corp.	1,146,747	52,106,424
Fanuc Corp.	567,312	85,929,364
Keyence Corp.	209,727	68,410,604
Komatsu Ltd.	2,039,928	45,455,897
Toyota Motor Corp.	1,707,630	104,142,927
		356,045,216

Mexico–2.39%

America Movil S.A.B. de C.V. -Series L -ADR	1,819,949	38,182,530
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	354,119	35,231,299
Grupo Televisa S.A.B. -ADR	3,075,375	83,342,663
		156,756,492

Netherlands–1.17%

Unilever N.V.	1,910,901	76,761,096

Singapore–1.98%

Keppel Corp. Ltd.	8,771,313	71,432,126
United Overseas Bank Ltd.	3,449,166	58,157,733
		129,589,859

South Korea–3.48%

Hyundai Mobis	401,737	97,995,102
NHN Corp.	166,779	44,245,550
Samsung Electronics Co., Ltd.	75,222	85,716,972
		227,957,624

Spain–1.62%

Amadeus IT Holding S.A. -Class A	3,072,415	105,770,313

Sweden–3.69%

Investment AB Kinnevik -Class B	1,787,938	53,826,205
Investor AB -Class B	2,626,711	78,824,039
Swedbank AB -Class A	2,431,222	58,430,468
Telefonaktiebolaget LM Ericsson -Class B	4,275,713	50,698,815
		241,779,527

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

	Shares	Value

Switzerland–8.99%

ABB Ltd.	3,583,052	$78,902,693
Julius Baer Group Ltd.	1,971,874	89,334,821
Nestle S.A.	1,333,282	90,214,243
Novartis AG	986,284	70,838,157
Roche Holding AG	503,465	123,788,148
Syngenta AG	224,417	88,916,369
UBS AG	2,359,015	46,271,055
		588,265,486

Taiwan–0.99%

Taiwan Semiconductor Manufacturing Co. Ltd.	19,133,887	64,726,063

Turkey–0.81%

Akbank T.A.S.	13,887,602	53,115,777

United Kingdom–18.45%

BG Group PLC	4,113,159	74,448,133
British American Tobacco PLC	2,537,537	135,718,409
British Sky Broadcasting Group PLC	6,905,697	86,986,672
Centrica PLC	9,352,319	55,718,581
Compass Group PLC	10,767,649	147,516,978
Imperial Tobacco Group PLC	2,533,240	85,151,675
Informa PLC	6,966,037	55,531,254
Kingfisher PLC	10,827,187	65,666,699
Next PLC	786,372	59,610,331
Reed Elsevier PLC	13,705,787	177,021,711
Royal Dutch Shell PLC -Class B	2,766,403	97,848,472
Smith & Nephew PLC	4,399,411	52,415,683
WPP PLC	6,328,169	113,984,195
		1,207,618,793

United States–1.32%

Avago Technologies Ltd.	2,346,918	86,084,952
Total Common Stocks & Other Equity Interests (Cost $4,457,739,514)		5,983,631,337

Money Market Funds–8.65%

Liquid Assets Portfolio –Institutional Class (b)	283,257,469	283,257,469
Premier Portfolio –Institutional Class (b)	283,257,470	283,257,470
Total Money Market Funds (Cost $566,514,939)		566,514,939
TOTAL INVESTMENTS–100.06% (Cost $5,024,254,453)		6,550,146,276
OTHER ASSETS LESS LIABILITIES–(0.06)%		(4,078,652)
NET ASSETS–100.00%		$6,546,067,624

Investment Abbreviations:

ADR             —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco International Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco International Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $1,343,058,161 and from Level 2 to Level 1 of $517,224,483, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$182,579,106	$39,279,077	$—	$221,858,183
Belgium	—	102,657,478	—	102,657,478
Brazil	155,434,758	—	—	155,434,758
Canada	516,056,667	—	—	516,056,667
China	316,747,105	112,627,251	—	429,374,356
Denmark	57,368,735	—	—	57,368,735
France	31,316,058	293,773,303	—	325,089,361
Germany	144,462,615	402,260,976	—	546,723,591
Hong Kong	154,451,039	—	—	154,451,039
Ireland	—	71,962,042	—	71,962,042
Israel	108,183,929	—	—	108,183,929
Japan	104,142,927	251,902,289	—	356,045,216
Mexico	156,756,492	—	—	156,756,492
Netherlands	—	76,761,096	—	76,761,096
Singapore	71,432,126	58,157,733	—	129,589,859
South Korea	227,957,624	—	—	227,957,624
Spain	—	105,770,313	—	105,770,313
Sweden	—	241,779,527	—	241,779,527
Switzerland	—	588,265,486	—	588,265,486
Taiwan	—	64,726,063	—	64,726,063
Turkey	—	53,115,777	—	53,115,777
United Kingdom	377,992,578	829,626,215	—	1,207,618,793
United States	652,599,891	—	—	652,599,891
Total Investments	$3,257,481,650	$3,292,664,626	$—	$6,550,146,276

Invesco International Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $1,329,152,093 and $815,840,498, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,617,254,636
Aggregate unrealized (depreciation) of investment securities	(99,214,922)
Net unrealized appreciation of investment securities	$1,518,039,714
Cost of investments for tax purposes is $5,032,106,562.

Invesco International Growth Fund

Invesco Select Opportunities Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

SOPP-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks–66.59%

Advertising–3.63%

Ipsos (France)	7,328	$260,324

Aerospace & Defense–2.81%

Cubic Corp.	3,995	201,947

Communications Equipment–3.84%

Aastra Technologies Ltd. (Canada)	10,978	275,359

Construction Materials–3.02%

S.A. des Ciments Vicat (France)	3,217	216,793

Data Processing & Outsourced Services–6.45%

Alliance Data Systems Corp. (b)	1,256	248,412

Global Payments Inc.	4,627	214,276

		462,688

Education Services–1.73%

American Public Education Inc. (b)	3,152	124,536

Electrical Components & Equipment–2.41%

Kendrion N.V. (Netherlands)	6,249	172,979

Electronic Equipment & Instruments–2.58%

Hollysys Automation Technologies Ltd. (China)(b)	13,638	185,204

Health Care Distributors–3.92%

United Drug PLC (Ireland)	52,644	281,106

Health Care Supplies–3.33%

Alere, Inc. (b)	7,164	239,278

Industrial Conglomerates–2.56%

DCC PLC (Ireland)	4,541	184,104

Industrial Machinery–2.49%

Aalberts Industries N.V. (Netherlands)	7,100	178,560

Insurance Brokers–1.58%

Charles Taylor PLC (United Kingdom)	39,867	113,718

IT Consulting & Other Services–3.40%

Booz Allen Hamilton Holding Corp.	11,400	243,732

Leisure Products–0.80%

MEGA Brands Inc. (Canada)(b)	3,944	57,221

Life Sciences Tools & Services–1.23%

Biotage AB (Sweden)	62,766	88,594

	Shares	Value

Oil & Gas Equipment & Services–4.62%

ION Geophysical Corp. (b)	37,752	$232,175

Prosafe S.E. (Norway)	9,946	99,680

		331,855

Oil & Gas Exploration & Production–2.88%

Ultra Petroleum Corp. (b)	9,541	206,563

Property & Casualty Insurance–1.80%

Euler Hermes S.A. (France)	1,153	129,076

Restaurants–1.63%

Fairwood Holdings Ltd. (Hong Kong)	56,000	116,974

Semiconductors–3.31%

International Rectifier Corp. (b)	9,846	237,387

Specialized Finance–2.88%

CETIP S.A. - Mercados Organizados (Brazil)	20,500	206,976

Systems Software–2.16%

Rovi Corp. (b)	6,886	155,142

Trading Companies & Distributors–1.53%

Grafton Group PLC (Ireland)	13,462	110,093

Total Common Stocks (Cost $3,737,766)		4,780,209

Money Market Funds–32.65%

Liquid Assets Portfolio –Institutional Class (c)	1,172,042	1,172,042

Premier Portfolio –Institutional Class (c)	1,172,042	1,172,042

Total Money Market Funds (Cost $2,344,084)		2,344,084

TOTAL INVESTMENTS–99.24% (Cost $6,081,850)		7,124,293

OTHER ASSETS LESS LIABILITIES–0.76%		54,705

NET ASSETS–100.00%		$7,178,998

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                                             Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                                             Invesco Select Opportunities Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

                                             Invesco Select Opportunities Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $370,417, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Brazil	$206,976	$—	$—	$206,976

Canada	332,580	—	—	332,580

China	185,204	—	—	185,204

France	345,869	260,324	—	606,193

Hong Kong	116,974	—	—	116,974

Ireland	465,210	110,093	—	575,303

Netherlands	172,979	178,560	—	351,539

Norway	—	99,680	—	99,680

Sweden	88,594	—	—	88,594

United Kingdom	113,718	—	—	113,718

United States	4,447,532	—	—	4,447,532

Total Investments	$6,475,636	$648,657	$—	$7,124,293

                                             Invesco Select Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $2,487,609 and $366,243, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,052,142

Aggregate unrealized (depreciation) of investment securities	(9,699)

Net unrealized appreciation of investment securities	$1,042,443

Cost of investments is the same for tax and financial reporting purposes.

                                         Invesco Select Opportunities Fund

Item 2. Controls and Procedures.

(a)	As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 27, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 27, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 27, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.